Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP	Condensed Consolidated Statements of Income Information

For the year ended December 31, 2025	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$-	$4,526	$-	$4,526	$-
Investment result	757	3,206	(1,554)	2,409	50
Other revenue	24	8,116	(11)	8,129	(12)
Net income (loss) attributed to shareholders and other equity holders	5,572	5,172	(5,172)	5,572	(1)

For the year ended December 31, 2024	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$-	$4,001	$-	$4,001	$-
Investment result	871	4,329	(1,679)	3,521	52
Other revenue	(34)	7,620	2	7,588	20
Net income (loss) attributed to shareholders and other equity holders	5,385	4,910	(4,910)	5,385	26

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP	Condensed Consolidated Statements of Financial Position

As at December 31, 2025	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$1,399	$458,529	$-	$459,928	$20
Insurance contract assets	-	194	-	194	-
Reinsurance contract held assets	-	60,881	-	60,881	-
Total other assets	63,341	47,566	(67,731)	43,176	965
Segregated funds net assets	-	461,254	-	461,254	-
Insurance contract liabilities, excluding those for account of segregated fund holders	-	411,532	-	411,532	-
Reinsurance contract held liabilities	-	3,273	-	3,273	-
Investment contract liabilities	-	14,137	-	14,137	-
Total other liabilities	14,618	68,845	(714)	82,749	701
Insurance contract liabilities for account of segregated fund holders	-	129,006	-	129,006	-
Investment contract liabilities for account of segregated fund holders	-	332,248	-	332,248	-

As at December 31, 2024	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$126	$442,371	$-	$442,497	$16
Insurance contract assets	-	102	-	102	-
Reinsurance contract held assets	-	59,015	-	59,015	-
Total other assets	65,898	46,450	(71,132)	41,216	995
Segregated funds net assets	-	435,988	-	435,988	-
Insurance contract liabilities, excluding those for account of segregated fund holders	-	396,401	-	396,401	-
Reinsurance contract held liabilities	-	2,669	-	2,669	-
Investment contract liabilities	-	13,498	-	13,498	-
Total other liabilities	15,052	63,825	(1,575)	77,302	726
Insurance contract liabilities for account of segregated fund holders	-	126,545	-	126,545	-
Investment contract liabilities for account of segregated fund holders	-	309,443	-	309,443	-

Schedule of Pledged Assets	The amounts pledged are as follows.

	2025		2024
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$14,360	$129	$14,517	$25
Secured borrowings(1)	786	331	-	2,216
Regulatory requirements	1,771	93	303	91
Repurchase agreements	193	-	658	-
Mortgages on ALDA properties	-	351	-	284
Manulife Bank securitized mortgages(2)	-	8,193	-	7,603
Non-registered retirement plans in trust	-	276	-	286
Other	-	262	-	289
Total	$17,110	$9,635	$15,478	$10,794
(1)During the year, the Company pledged debt securities of $786 (2024 – $nil) and mortgage loans of $331 (2024 – $2,216) to FHLBI totalling $1,117 (2024 –
$2,216). Of this amount, $788 (2024 – $1,098) is required collateral for the US$500 (2024 – US$500) outstanding borrowing to JHUSA under the FHLBI facility;
and $329 (2024 – $1,118) is excess collateral that can be called back by JHUSA at any time.
(2)Pledged assets under the Manulife Bank mortgage securitization program totaled $8,193 (2024 – $7,603), comprising CMB securitization of $2,984 (2024 –
$3,274), HELOC securitization of $3,673 (2024 – $3,163), additional encumbrances of mortgages and cash required by the securitization program's operations of
$1,162 (2024 – $1,166) and encumbrances on mortgages from mortgage backed securities sold to third parties of $374 (2024 – $nil).